CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 1,437,848	$ 280,000
COST OF REVENUES	845,236	125,271
GROSS PROFIT	592,612	154,729
OPERATING EXPENSES:
Selling	438,596
General and administrative	1,873,646	3,311,155	897,411
Research and development	15,074
Total operating expenses	2,327,316	3,311,155	897,411
LOSS FROM OPERATIONS	(1,734,704)	(3,156,426)	(897,411)
OTHER INCOME (EXPENSE)
Interest income	200,530	1,366
Interest expense	(546,525)	(736,941)	(1,250,000)
Impairment of due from discontinued operations		(17,632,181)
Other income (expense), net	1,212	85,396	(387,911)
Total other expense, net	(344,783)	(18,282,360)	(1,637,911)
LOSS BEFORE INCOME TAX EXPENSES	(2,079,487)	(21,438,786)	(2,535,322)
INCOME TAX EXPENSE	21,008
NET LOSS FROM CONTINUED OPERATIONS	(2,100,495)	(21,438,786)	(2,535,322)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes		(4,287,657)	(13,650,763)
Net gain on sale of discontinued operations, net of applicable income taxes		22,858,286
NET PROFIT (LOSS) FROM DISCONTINUED OPERATIONS		18,570,629	(13,650,763)
NET LOSS	(2,100,495)	(2,868,157)	(16,186,085)
Less: Net loss attributable to non-controlling interest from continuing operations	(1,458)
Net loss attributable to non-controlling interest from discontinued operations		(291,626)	(919,106)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO.,LTD	(2,099,037)	(2,576,531)	(15,266,979)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(64,314)	393,604	(237,046)
TOTAL COMPREHENSIVE LOSS	(2,164,809)	(2,474,553)	(16,423,131)
Less: Comprehensive loss attributable to non-controlling interests from continuing operations	(3,594)
Comprehensive loss attributable to non-controlling interests from discontinued operations		(282,920)	(925,589)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (2,161,215)	$ (2,191,633)	$ (15,497,542)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Basic	1,995,629	393,572	7,192
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Diluted	1,995,629	393,572	7,192
LOSS PER SHARE
LOSS PER SHARE, Basic	$ (1.05)	$ (6.55)	$ (2,122.77)
LOSS PER SHARE, Diluted	$ (1.05)	$ (6.55)	$ (2,122.77)